Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Property and equipment is recorded at cost
Computer hardware (including survey equipment)	30% declining balance
Aircraft	10% declining balance
Furniture and other equipment	20% declining balance
Leasehold improvements	10% declining balance

Impact of new accounting pronouncement
Account	Notes	As reported December 31, 2018	Adjustments	Balance on Adoption as at January 1, 2019
Property and equipment	i	$683,157	$(139,725)	$543,432
Right of Use	ii	-	3,535,919	3,535,919
Total Assets		$25,264,268	$3,396,194	$28,660,462

Accounts payable and accrued liabilities	iii	$499,535	$(155,301)	$344,234
Current portion of capital lease obligations	i	42,603	(42,603)	-
Current portion of lease obligations	iv	-	672,087	672,087
Capital lease obligations	i	42,515	(42,515)	-
Long-term lease obligations	iii	-	3,405,894	3,405,894
Other liabilities	iv	362,368	(362,368)	-
Deferred charges	v	79,000	(79,000)	-
Total Liabilities and Shareholders’ Equity		$25,264,268	$3,396,194	$28,660,462